Financial Instruments (Schedule of Debt Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Balance as at 1 January	$ 344,780
Balance as at 31 December	215,797	$ 344,780
ECL [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Balance as at 1 January	732	0	$ 0
Impairment loss on debt securities at FVOCI	642	732	0
Balance as at 31 December	$ 1,374	$ 732	$ 0